Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Table for 2024

	Summary Compensation	Compensation	Average Summary Compensation Table Total for	Average Summary Compensation Actually Paid to	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in
	Table Total for	Actually Paid to	Non-PEO NEOs	Non-PEO NEOs	Company	Peer Group	Thousands)	Adjusted
Year	PEO ($)(1)	PEO ($)(2)	($)(3)	($)(4)	TSR ($)	TSR ($)(5)	($)(6)	ROCE(7)
2024	5,836,488	10,045,829	2,411,705	3,805,434	188.06	101.68	316,010	19.5%
2023	5,628,100	9,819,996	2,328,163	3,919,083	169.06	115.11	556,317	42.9%
2022	5,747,485	12,201,790	2,367,374	4,567,954	147.11	112.94	399,602	34.0%
2021	4,611,372	3,946,524	2,028,596	1,738,700	88.85	69.94	(179,244)	-10.3%
2020	3,310,114	2,493,998	1,218,682	909,552	94.44	57.93	(115,583)	-13.9%

(1) The dollar amounts reported are the amounts of total compensation reported for Christopher A. Wright (our former Chairman and CEO) for each corresponding year in the “Total” column of the Summary Compensation Table provided above.

(2)	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Wright, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Wright during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to Mr. Wright’s total compensation for each year to determine the compensation actually paid to Mr. Wright:

Year	Reported Summary Compensation Table Total for PEO ($)	Deduct Fair Value of Equity Awards Reported in Summary Compensation Table ($)	Add Year-End Fair Value of Equity Awards Granted in Current Year ($)	Add (Deduct) Change in Fair Value at Year End of Unvested Equity Awards Granted in Prior Years ($)	Add (Deduct) Change in Fair Value of Equity Awards Vested in Current Year ($)	Compensation Actually Paid to PEO ($)
2024	5,836,488	(3,832,639)	4,401,339	2,715,100	925,541	10,045,829
2023	5,628,100	(3,590,569)	4,164,509	4,410,269	(792,313)	9,819,996
2022	5,747,485	(3,406,258)	4,405,023	3,612,975	1,842,565	12,201,790
2021	4,611,372	(3,801,972)	2,841,227	99,171	196,725	3,946,524
2020	3,310,114	(2,876,014)	3,082,298	(209,920)	(812,480)	2,493,998

(3) The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding Mr. Wright) in the “Total” column of the Summary Compensation Table provided above. The NEOs (excluding Mr. Wright) included for purposes of calculating the average amounts in each applicable year are Messrs. Stock, Gusek, Elliott and Gosney.

(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Wright), as computed in accordance with Item 402(v) of SEC Regulation S-K. The NEOs (excluding Mr. Wright) included for purposes of calculating the average amounts in each applicable year are Messrs. Stock, Gusek, Elliott and Gosney. The dollar amounts reported do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Wright) during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Wright) for each year to determine the compensation actually paid:

Year	Reported Average Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct Fair Value of Equity Awards Reported in Summary Compensation Table ($)	Add Year-End Fair Value of Equity Awards Granted in Current Year ($)	Add (Deduct) Change in Fair Value at Year End of Unvested Equity Awards Granted in Prior Years ($)	Add (Deduct) Change in Fair Value of Equity Awards Vested in Current Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,411,705	(1,297,394)	1,489,905	826,530	374,687	3,805,434
2023	2,328,163	(1,208,667)	1,401,868	1,667,331	(269,613)	3,919,083
2022	2,367,374	(1,146,682)	1,482,906	1,259,414	604,943	4,567,954
2021	2,028,596	(1,515,516)	1,132,550	22,787	70,282	1,738,700
2020	1,218,682	(957,726)	1,026,420	(68,658)	(309,165)	909,552

(5)	The peer group selected for each listed year consists of the OSX. We also use this peer group for purposes of the Stock Performance Graph set forth in “Item 5 - Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of our Annual Report on Form 10-K for the year ended December 31, 2024.

(6)	The dollar amounts reported represent the amount of net income (loss) (in thousands) attributable to Liberty Energy Inc. in our audited consolidated financial statements for the applicable year
(7)	For the year ended December 31, 2024, Adjusted ROCE is equal to the Company’s 2024 income before taxes and loss (gain) on remeasurement of liability under tax receivable agreements, divided by the simple average of capital (debt and equity) employed at the beginning and end of the year. For the years ended December 31, 2020 to 2023, Adjusted ROCE is equal to the Company’s income before taxes and loss (gain) on remeasurement of liability under tax receivable agreements, plus interest expense and stock-based compensation expense for the year, divided by the simple average of capital (debt and equity) employed at the beginning and end of each year presented. We rank our Adjusted ROCE against those of the ROCE Peer Group to determine Comparative ROCE, which is used as a metric to determine a portion of annual incentive compensation and the vesting of performance-based RSU awards. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that our Adjusted ROCE is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used by us to link compensation actually paid to our NEOs for the most recently completed fiscal year, to our performance.

Company Selected Measure Name		Adjusted ROCE
Named Executive Officers, Footnote		(1) The dollar amounts reported are the amounts of total compensation reported for Christopher A. Wright (our former Chairman and CEO) for each corresponding year in the “Total” column of the Summary Compensation Table provided above.(3) The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding Mr. Wright) in the “Total” column of the Summary Compensation Table provided above. The NEOs (excluding Mr. Wright) included for purposes of calculating the average amounts in each applicable year are Messrs. Stock, Gusek, Elliott and Gosney.
Peer Group Issuers, Footnote		The peer group selected for each listed year consists of the OSX. We also use this peer group for purposes of the Stock Performance Graph set forth in “Item 5 - Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of our Annual Report on Form 10-K for the year ended December 31, 2024.
PEO Total Compensation Amount	[1]	$ 5,836,488	$ 5,628,100	$ 5,747,485	$ 4,611,372	$ 3,310,114
PEO Actually Paid Compensation Amount	[2]	$ 10,045,829	9,819,996	12,201,790	3,946,524	2,493,998
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO ($)	Deduct Fair Value of Equity Awards Reported in Summary Compensation Table ($)	Add Year-End Fair Value of Equity Awards Granted in Current Year ($)	Add (Deduct) Change in Fair Value at Year End of Unvested Equity Awards Granted in Prior Years ($)	Add (Deduct) Change in Fair Value of Equity Awards Vested in Current Year ($)	Compensation Actually Paid to PEO ($)
2024	5,836,488	(3,832,639)	4,401,339	2,715,100	925,541	10,045,829
2023	5,628,100	(3,590,569)	4,164,509	4,410,269	(792,313)	9,819,996
2022	5,747,485	(3,406,258)	4,405,023	3,612,975	1,842,565	12,201,790
2021	4,611,372	(3,801,972)	2,841,227	99,171	196,725	3,946,524
2020	3,310,114	(2,876,014)	3,082,298	(209,920)	(812,480)	2,493,998

Non-PEO NEO Average Total Compensation Amount	[3]	$ 2,411,705	2,328,163	2,367,374	2,028,596	1,218,682
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 3,805,434	3,919,083	4,567,954	1,738,700	909,552
Adjustment to Non-PEO NEO Compensation Footnote

Year	Reported Average Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct Fair Value of Equity Awards Reported in Summary Compensation Table ($)	Add Year-End Fair Value of Equity Awards Granted in Current Year ($)	Add (Deduct) Change in Fair Value at Year End of Unvested Equity Awards Granted in Prior Years ($)	Add (Deduct) Change in Fair Value of Equity Awards Vested in Current Year ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,411,705	(1,297,394)	1,489,905	826,530	374,687	3,805,434
2023	2,328,163	(1,208,667)	1,401,868	1,667,331	(269,613)	3,919,083
2022	2,367,374	(1,146,682)	1,482,906	1,259,414	604,943	4,567,954
2021	2,028,596	(1,515,516)	1,132,550	22,787	70,282	1,738,700
2020	1,218,682	(957,726)	1,026,420	(68,658)	(309,165)	909,552

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income		Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid and Adjusted ROCE
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measures

The most important financial performance measures that we use to link executive compensation actually paid to the NEOs for the most recently completed fiscal year to our performance are Adjusted Pre-tax EPS, Adjusted ROCE, and Comparative ROCE, which performance measures for the most recently completed fiscal year are defined in the footnotes to the table in “Compensation Discussion and Analysis – Elements of Compensation – Annual Incentive Award” above.

Total Shareholder Return Amount		$ 188.06	169.06	147.11	88.85	94.44
Peer Group Total Shareholder Return Amount	[5]	101.68	115.11	112.94	69.94	57.93
Net Income (Loss) Attributable to Parent	[6]	$ 316,010,000	$ 556,317,000	$ 399,602,000	$ (179,244,000)	$ (115,583,000)
Company Selected Measure Amount	[7]	0.195	0.429	0.340	(0.103)	(0.139)
PEO Name		Christopher A. Wright	Christopher A. Wright	Christopher A. Wright	Christopher A. Wright	Christopher A. Wright
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Pre-tax EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted ROCE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Comparative ROCE
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (3,832,639)	$ (3,590,569)	$ (3,406,258)	$ (3,801,972)	$ (2,876,014)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,401,339	4,164,509	4,405,023	2,841,227	3,082,298
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,715,100	4,410,269	3,612,975	99,171	(209,920)
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		925,541	(792,313)	1,842,565	196,725	(812,480)
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,297,394)	(1,208,667)	(1,146,682)	(1,515,516)	(957,726)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,489,905	1,401,868	1,482,906	1,132,550	1,026,420
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		826,530	1,667,331	1,259,414	22,787	(68,658)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 374,687	$ (269,613)	$ 604,943	$ 70,282	$ (309,165)

[1]	The dollar amounts reported are the amounts of total compensation reported for Christopher A. Wright (our former Chairman and CEO) for each corresponding year in the “Total” column of the Summary Compensation Table provided above.
[2]	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Wright, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Wright during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to Mr. Wright’s total compensation for each year to determine the compensation actually paid to Mr. Wright:
[3]	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding Mr. Wright) in the “Total” column of the Summary Compensation Table provided above. The NEOs (excluding Mr. Wright) included for purposes of calculating the average amounts in each applicable year are Messrs. Stock, Gusek, Elliott and Gosney.
[4]	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Wright), as computed in accordance with Item 402(v) of SEC Regulation S-K. The NEOs (excluding Mr. Wright) included for purposes of calculating the average amounts in each applicable year are Messrs. Stock, Gusek, Elliott and Gosney. The dollar amounts reported do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Wright) during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Wright) for each year to determine the compensation actually paid:
[5]	The peer group selected for each listed year consists of the OSX. We also use this peer group for purposes of the Stock Performance Graph set forth in “Item 5 - Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of our Annual Report on Form 10-K for the year ended December 31, 2024.
[6]	The dollar amounts reported represent the amount of net income (loss) (in thousands) attributable to Liberty Energy Inc. in our audited consolidated financial statements for the applicable year
[7]	For the year ended December 31, 2024, Adjusted ROCE is equal to the Company’s 2024 income before taxes and loss (gain) on remeasurement of liability under tax receivable agreements, divided by the simple average of capital (debt and equity) employed at the beginning and end of the year. For the years ended December 31, 2020 to 2023, Adjusted ROCE is equal to the Company’s income before taxes and loss (gain) on remeasurement of liability under tax receivable agreements, plus interest expense and stock-based compensation expense for the year, divided by the simple average of capital (debt and equity) employed at the beginning and end of each year presented. We rank our Adjusted ROCE against those of the ROCE Peer Group to determine Comparative ROCE, which is used as a metric to determine a portion of annual incentive compensation and the vesting of performance-based RSU awards. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that our Adjusted ROCE is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used by us to link compensation actually paid to our NEOs for the most recently completed fiscal year, to our performance.